Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Entity Information [Line Items]
Basis of Accounting

Basis of Accounting

The consolidated financial statements have been presented in conformity with accounting principles generally accepted in the United States of America. All adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim periods presented, are normal and recurring in nature. Operating results for interim periods are not necessarily indicative of the results that may be expected for the full year.

Tradeweb Markets Inc. only
Entity Information [Line Items]
Basis of Accounting

Basis of Accounting

The statement of financial condition is presented in accordance with accounting principles generally accepted in the United States of America. Separate statements of operations, comprehensive income, changes in stockholder’s equity and cash flows have not been presented in the financial statement because there have been no activities in this entity other than the initial capitalization